CrossingBridge Pre-Merger SPAC ETF
Schedule of Investments
June 30, 2023 (Unaudited)
	Face Amount†/
	Shares	Value
Commercial Paper - 9.25%
Information - 1.54%
Paramount Global, Inc.
5.380%, 08/04/2023 (a)	1,000,000	994,354
Manufacturing - 6.16%
Bayer Corp.
6.301%, 09/19/2023 (a)	1,000,000	987,819
FMC Corp.
5.565%, 07/24/2023 (a)	1,000,000	996,053
Jabil, Inc.
5.951%, 07/14/2023 (a)	1,000,000	997,778
Nutrien Ltd.
5.649%, 07/24/2023 (a)	1,000,000	996,409
		3,978,059
Retail Trade - 1.55%
Walgreens Boots Alliance, Inc.
5.941%, 07/06/2023 (a)	1,000,000	999,045
Total Commercial Paper (Cost $5,971,312)		5,971,458

Special Purpose Acquisition Companies - 86.51%
Alchemy Investments Acquisition Corp. 1 (b)(c)	236,120	2,417,869
AP Acquisition Corp. (b)(c)	15,775	169,739
Ares Acquisition Corp. II (b)(c)	50,000	517,500
ARYA Sciences Acquisition Corp. V (b)(c)	165,295	1,710,803
Aura FAT Projects Acquisition Corp. (b)(c)	863	9,131
Berenson Acquisition Corp. Founder Shares (c)(d)(e)	922	0
Bukit Jalil Global Acquisition 1 Ltd. (b)(c)	250,000	2,545,000
Cartesian Growth Corp. II (b)(c)	281,873	3,007,585
Cartica Acquisition Corp. (b)(c)	37,727	401,793
Consilium Acquisition Corp. I Ltd. (b)(c)	17,426	182,886
Distoken Acquisition Corp. (b)(c)	99,604	1,029,407
Elliott Opportunity II Corp. (b)(c)	180,799	1,873,078
Enphys Acquisition Corp. (b)(c)	198,032	2,057,552
ESH Acquisition Corp. (c)	150,000	1,521,000
Financials Acquisition Corp. (b)(c)(f)	16,357	218,121
Four Leaf Acquisition Corp. (c)	250,000	2,577,500
Generation Asia I Acquisition Ltd. (b)(c)	185,203	1,948,336
GoGreen Investments Corp. (b)(c)	2,883	30,992
Golden Star Acquisition Corp. (b)(c)	100,000	1,041,000
Infinite Acquisition Corp. (b)(c)	173,680	1,835,798
Inflection Point Acquisition Corp. II (b)(c)	150,000	1,518,000
Innovative International Acquisition Corp. (b)(c)	8,966	97,819
Investcorp India Acquisition Corp. (b)(c)	97,026	1,038,663
Israel Acquisitions Corp. (b)(c)	273,375	2,840,366
Jaguar Global Growth Corp. I (b)(c)	180,505	1,906,133
M3-Brigade Acquisition III Corp. (c)	10,963	114,563
Mars Acquisition Corp. (b)(c)	259,107	2,689,531
Oak Woods Acquisition Corp. (b)(c)	255,000	2,620,125
Parabellum Acquisition Corp. Founder Shares (c)(d)(e)	2,299	0
Pearl Holdings Acquisition Corp. (b)(c)	17,492	184,715
Pono Capital Three, Inc. (b)(c)	219,270	2,279,312
Portage Fintech Acquisition Corp. (b)(c)	240,378	2,497,527
Project Energy Reimagined Acquisition Corp. (b)(c)	750	7,770
Revelstone Capital Acquisition Corp. Founder Shares (c)(d)(e)	6,000	343
Screaming Eagle Acquisition Corp. (b)(c)	255,436	2,638,654
SDCL EDGE Acquisition Corp. (b)(c)	113,980	1,189,381
TMT Acquisition Corp. (b)(c)	151,544	1,559,388
TortoiseEcofin Acquisition Corp. III (b)(c)	287,007	2,977,698
Trailblazer Merger Corp. I (c)	250,000	2,547,500
Waverley Capital Acquisition Corp. 1 (b)(c)	200,174	2,075,804
Total Special Purpose Acquisition Companies (Cost $54,371,313)		55,878,382

Warrants - 0.01%
Financials Acquisition Corp. (b)(c)(f)
Expiration: 04/04/2027, Exercise Price: $11.50	8,777	334
Hambro Perks Acquisition Corp. (b)(c)(f)
Expiration: 01/07/2026, Exercise Price: $11.50	37,500	0
Hiro Metaverse Acquisitions I SA (b)(c)(f)
Expiration: 12/21/2026, Exercise Price: $11.50	22,500	4,429
Total Warrants (Cost $17,596)		4,763

Money Market Funds - 5.80%
First American Treasury Obligations Fund - Class X, 5.039% (g)	3,748,149	3,748,149
Total Money Market Funds (Cost $3,748,149)		3,748,149

Total Investments (Cost $64,108,370) - 101.57%		65,602,752
Liabilities in Excess of Other Assets - (1.57)%		(1,011,684)
Total Net Assets - 100.00%		$64,591,068

Percentages are stated as a percent of net assets.

† Face amount in U.S. Dollar unless otherwise indicated.
(a) The rate shown is the effective yield.
(b) Foreign issued security.
(c) Non-income producing security.
(d) Security valued using unobservable inputs.
(e) Illiquid security.
(f) Holding denominated in British Pounds.
(g) Seven day yield as of June 30, 2023.

CrossingBridge Pre-Merger SPAC ETF
Schedule of Forward Currency Exchange Contracts
June 30, 2023 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	USD Value at June 30, 2023	Currency to be Received	USD Value at June 30, 2023	Unrealized Appreciation / (Depreciation)
7/14/2023	U.S. Bank	185,000 GBP	$234,974	231,548 USD	$231,548	$(3,426)

GBP- British Pound
USD - U.S. Dollars

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield
Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible
Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge
Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The investment objective of the RiverPark Strategic
Income Fund is seek high current income and capital appreciation with the preservation of capital. The CrossingBridge Low Duration High Yield Fund commenced investment operations on February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal quarter ended
June 30, 2023, only the Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund
commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The RiverPark Strategic Income Fund commenced investment operations on September 30, 2013. From commencement date through May 12, 2023, the RiverPark Strategic Income was a series of the RiverPark Funds
Trust. On May 13, 2023, the Fund reorganized into the Trust. The Fund has registered and currently offers both an Institutional Class and Retail Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of June 30, 2023:

CrossingBridge Pre-Merger SPAC ETF	Level 1	Level 2	Level 3	Total
Assets(1):
Commercial Paper	$-	$5,971,458	-	5,971,458
Special Purpose Acquisition Companies	38,030,965	17,847,074	343	55,878,382
Warrants	4,763	-	-	4,763
Money Market Fund	3,748,149	-	-	3,748,149
Total Assets	$41,783,877	$23,818,532	$343	$65,602,752

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$(3,426)	$-	$(3,426)
Total Other Financial Instruments	$-	$(3,426)	$-	$(3,426)

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Pre-Merger SPAC ETF
Special Purpose Acquisition Companies
Beginning Balance - October 1, 2022	$731
Purchases	-
Sales	(23)
Realized gains	-
Realized losses	-
Change in unrealized appreciation (depreciation)	(365)
Transfer in/(out) of Level 3	-
Ending Balance - June 30, 2023	$343

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023:

CrossingBridge Pre-Merger SPAC ETF
Description	Fair Value June 30, 2023	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Special Purpose Acquisition Companies*	$343	Market comparable	Market discount	$0-$1

* These represent the SPAC Founder Shares held in the Fund's portfolio.